STATEMENT OF INVESTMENTS
December 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1%
Alabama — 3.9%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	5,970,000	5,643,171
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	2,000,000	2,124,158
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	5,555,000	5,873,333
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	2,500,000	2,680,224
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	1,250,000	1,355,996
Mobile County Industrial Development Authority, Revenue Bonds, Ser. B	4.75	12/1/2054	1,225,000	1,186,825
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A(a)	3.45	10/1/2031	1,475,000	1,456,571
				20,320,278
Alaska — .5%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	3,000,000	2,641,653
Arizona — 4.8%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)(b)	5.00	7/1/2054	1,275,000	1,223,327
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project)(b),(c)	7.75	7/1/2050	5,770,000	173,100
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	6.00	7/1/2051	1,000,000	30,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Arizona — 4.8% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable Schools) Ser. A	5.25	11/1/2053	2,000,000	2,145,081
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. A(b)	5.25	7/1/2047	1,600,000	1,605,383
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. D(b)	5.00	7/1/2047	1,035,000	1,033,079
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. D(b)	5.00	7/1/2051	380,000	374,516
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,170,000	1,107,335
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	2,480,000	2,484,237
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2052	3,000,000	3,071,034
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Paradise Schools Projects Paragon Management)(b)	5.00	7/1/2047	2,000,000	1,999,919
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(b)	5.00	6/15/2059	1,000,000	961,879

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Arizona — 4.8% (continued)
Tender Option Bond Trust Receipts (Series 2018- XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	7.22	12/1/2037	4,030,000	4,348,377
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2035	2,360,000	2,367,590
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	2,000,000	2,000,026
				24,924,883
Arkansas — .5%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,600,000	2,723,365
California — 4.1%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,500,000	1,613,305
California County Tobacco Securitization Agency, Revenue Bonds, Refunding Ser. A	4.00	6/1/2049	1,400,000	1,291,810
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	1,000,000	1,005,306
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(b)	5.00	8/1/2039	140,000	126,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
California — 4.1% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(b)	5.25	12/1/2056	1,000,000	1,004,935
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	1,500,000	1,560,350
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2052	1,500,000	1,543,378
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	4,750,000	4,902,095
Tender Option Bond Trust Receipts (Series 2022- XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	7.86	5/1/2044	7,860,000	8,030,975
				21,078,794
Colorado — 5.7%
City & County of Denver Company, Revenue Bonds, Refunding (United Airlines Project)	5.00	10/1/2032	1,000,000	1,000,432
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000	1,596,417
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	1,250,000	1,259,847

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Colorado — 5.7% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,500,000	3,932,509
Colorado High Performance Transportation Enterprise, Revenue Bonds (C- 470 Express Lanes System)	5.00	12/31/2056	1,245,000	1,234,135
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	4,500,000	4,584,223
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	2,000,000	1,857,151
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000	1,693,735
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	1,500,000	1,509,074
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.78	8/1/2044	4,440,000	4,992,654

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Colorado — 5.7% (continued)
Tender Option Bond Trust Receipts (Series 2023- XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	3.88	11/15/2048	5,535,000	5,301,773
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	555,000	457,018
				29,418,968
Connecticut — .9%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,000,000	912,487
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	410,000	408,323
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	3,500,000	3,519,504
				4,840,314
Delaware — .2%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,030,454
District of Columbia — .4%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	2,500,000	2,313,208

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Florida — 8.5%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	3,460,000	3,476,701
Capital Trust Agency, Revenue Bonds (WFCS Portfolio Projects) Ser. A(b)	5.00	1/1/2056	750,000	717,627
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2049	1,700,000	1,799,664
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA,FNMA,FHLMC) Ser. 1	4.40	7/1/2044	2,500,000	2,459,523
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	4,685,000	4,408,298
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	3,500,000	3,554,359
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	4.00	4/1/2029	1,650,000	1,538,075
Miami-Dade County, Revenue Bonds(f)	0.00	10/1/2045	3,000,000	1,164,358
Miami-Dade County, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,550,000	1,495,970
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement- Life Communities Obligated Group)	5.00	11/15/2045	2,850,000	2,900,952
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement- Life Communities Obligated Group) Ser. B	5.00	11/15/2042	735,000	759,092

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Florida — 8.5% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds, Ser. B	4.00	5/15/2053	2,600,000	2,156,498
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,128,471
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,500,000	2,468,177
Tender Option Bond Trust Receipts (Series 2023- XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	3.93	10/1/2049	12,750,000	12,176,513
Venice, Revenue Bonds Ser. A(b)	5.50	1/1/2055	725,000	732,776
Village Community Development District No. 15, Special Assessment Bonds(b)	4.80	5/1/2055	865,000	856,741
				43,793,795
Georgia — 6.1%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,250,000	3,380,562
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	5.00	6/1/2030	1,500,000	1,570,661
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	5.00	9/1/2031	3,500,000	3,712,203

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Georgia — 6.1% (continued)
Tender Option Bond Trust Receipts (Series 2016- XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	7.72	10/1/2043	10,000,000	10,019,573
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.17	7/1/2044	6,340,000	6,746,846
Tender Option Bond Trust Receipts (Series 2023- XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3 & 4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	7.52	1/1/2059	3,600,000	3,630,470
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp. Vogtle Project) Ser. D	4.13	11/1/2045	2,400,000	2,219,559
				31,279,874
Guam — .1%
Guam Housing Corp., Revenue Bonds (Insured; Federal Home Loan Mortgage Corp.) Ser. A	5.75	9/1/2031	730,000	734,848
Hawaii — .2%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2047	1,000,000	1,035,776
Idaho — 1.0%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	5,000,000	5,015,843

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Illinois — 10.1%
Chicago, GO, Ser. A	5.00	1/1/2044	4,000,000	4,031,208
Chicago, GO, Ser. A	5.50	1/1/2049	1,000,000	1,021,217
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000	3,092,971
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	2,000,000	1,960,773
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	2,013,845
Chicago Board of Education, GO, Refunding Ser. A	5.00	12/1/2034	1,400,000	1,418,625
Chicago Midway International Airport, Revenue Bonds, Refunding Ser. C	5.00	1/1/2041	1,550,000	1,615,163
Chicago Transit Authority, Revenue Bonds, Refunding Ser. A	5.00	12/1/2057	2,980,000	3,063,800
Illinois, GO, Ser. A	5.00	5/1/2038	3,400,000	3,491,536
Illinois, GO, Ser. C	5.00	11/1/2029	1,120,000	1,167,697
Illinois, GO, Ser. D	5.00	11/1/2028	2,325,000	2,425,506
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,100,000	1,160,776
Illinois Finance Authority, Revenue Bonds (Plymouth Place Obligated Group) Ser. A	6.63	5/15/2052	1,000,000	1,069,550
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2049	1,580,000	938,606
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,000,000	2,023,392
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(f)	0.00	12/15/2036	2,500,000	1,570,984
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)(f)	0.00	12/15/2054	21,800,000	5,172,039

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Illinois — 10.1% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	2,000,000	1,998,841
Tender Option Bond Trust Receipts (Series 2023- XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.08	6/1/2048	3,000,000	2,793,216
Tender Option Bond Trust Receipts (Series 2024- XF3244), (Chicago O’Hare International Airport, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	9.48	1/1/2059	3,600,000	3,863,622
Tender Option Bond Trust Receipts (Series 2024- XF3290), (Chicago Transit Authority, Sales Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	4.08	12/1/2049	5,800,000	6,094,341
				51,987,708
Indiana — .7%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b)	7.00	3/1/2039	5,525,000	1,773,694
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,750,000	1,860,716
				3,634,410
Iowa — 1.2%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(g)	5.00	12/1/2032	2,515,000	2,861,907

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Iowa — 1.2% (continued)
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2046	500,000	435,974
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2053	1,000,000	829,422
Iowa Student Loan Liquidity Corp., Revenue Bonds Ser. B	5.00	12/1/2031	2,000,000	2,101,722
				6,229,025
Kentucky — 1.0%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A(b)	4.70	1/1/2052	1,000,000	967,322
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,750,000	1,829,300
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1(a)	4.00	8/1/2030	2,270,000	2,261,416
				5,058,038
Louisiana — 3.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	865,000	824,913
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	3,185,000	3,439,562

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Louisiana — 3.1% (continued)
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	1,000,000	1,012,004
Tender Option Bond Trust Receipts (Series 2018- XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	7.43	7/1/2047	10,755,000	10,853,791
				16,130,270
Maryland — 2.7%
Maryland Economic Development Corp., Revenue Bonds (College Park - Leonardtown Project) (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/2064	1,000,000	1,052,402
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	3,120,000	3,175,821
Maryland Economic Development Corp., Tax Allocation Bonds (Port Covington Project)	4.00	9/1/2050	1,000,000	853,031
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000	3,286,753
Tender Option Bond Trust Receipts (Series 2024- XF1758), (Maryland Stadium Authority, Revenue Bonds) Underlying Coupon Rate 5.00%(b),(d),(e)	10.34	6/1/2054	5,200,000	5,524,208
				13,892,215

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Massachusetts — 3.9%
Collegiate Charter School of Lowell, Revenue Bonds	5.00	6/15/2054	1,620,000	1,600,267
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	1,000,000	964,249
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,500,000	1,580,241
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(b)	5.00	10/1/2057	1,000,000	961,025
Tender Option Bond Trust Receipts (Series 2023- XF1604), (Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.35	6/1/2053	14,000,000	14,914,586
				20,020,368
Michigan — 5.8%
Great Lakes Water Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	3,000,000	3,053,725
Michigan Finance Authority, Revenue Bonds (Beaumont Health Credit Group)	5.00	11/1/2044	4,965,000	4,992,679
Michigan Finance Authority, Revenue Bonds (Sustainable Bond)	5.50	2/28/2057	2,700,000	2,921,423
Michigan Finance Authority, Revenue Bonds, Refunding Ser. A2	5.00	6/1/2040	4,435,000	4,611,869
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	1,500,000	1,463,962

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Michigan — 5.8% (continued)
Michigan State Finance Authority Revenue, Revenue Bonds, Refunding (Great Lakes Water Authority) Ser. D2	5.00	7/1/2034	2,000,000	2,009,992
Tender Option Bond Trust Receipts (Series 2024- XM1171), (Michigan State University, Revenue Bonds, Refunding, Ser. A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.56	8/15/2054	10,000,000	10,880,250
				29,933,900
Minnesota — .6%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	3,000,000	3,019,519
Missouri — 3.3%
Missouri Housing Development Commission, Revenue Bonds (First Place Homeownership Loan) (Insured; GNMA,FNMA, FHLMC) Ser. A	4.60	11/1/2049	1,750,000	1,750,682
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2048	2,025,000	1,985,405
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2049	2,975,000	2,903,585
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial Intelligence)	5.13	6/1/2046	4,400,000	4,412,217

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Missouri — 3.3% (continued)
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	3.68	12/1/2053	3,000,000	2,922,091
The St. Louis Missouri Industrial Development Authority, Tax Industrial Development Authority, Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	2,890,000	2,787,719
				16,761,699
Nebraska — .2%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	943,879
Nevada — 1.2%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	3,745,000	3,788,812
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	2,750,000	2,521,791
				6,310,603
New Hampshire — .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a),(b)	3.75	7/2/2040	1,000,000	844,140
New Jersey — 4.1%
New Jersey Economic Development Authority, Revenue Bonds, Refunding Ser. XX	5.25	6/15/2027	1,855,000	1,868,646

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
New Jersey — 4.1% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	1,500,000	1,450,188
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,275,000	1,351,263
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding Ser. D	4.00	4/1/2025	1,560,000	1,560,923
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	2,000,000	2,125,827
New Jersey Transportation Trust Fund Authority, Revenue Bonds(g)	5.50	12/15/2032	2,700,000	3,179,296
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	3,000,000	3,285,650
Tender Option Bond Trust Receipts (Series 2018- XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	8.26	6/15/2040	3,250,000	3,282,551
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	2,965,000	2,964,870
				21,069,214
New Mexico — .5%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA,FNMA,FHLMC) Ser. E	4.70	9/1/2054	2,450,000	2,445,501

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
New York — 7.9%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B(f)	0.00	11/15/2052	7,825,000	2,005,110
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(b)	5.00	11/15/2044	7,000,000	7,004,035
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000	898,866
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,000,000	956,069
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	3,535,000	3,670,516
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	1,000,000	1,062,837
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,500,000	3,499,891
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000	1,027,423
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Project) Ser. A(b)	4.75	11/1/2042	2,000,000	1,876,175

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
New York — 7.9% (continued)
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.72	11/15/2047	6,300,000	5,988,488
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal one Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	8.50	6/30/2060	3,730,000	3,890,146
Tender Option Bond Trust Receipts (Series 2024- XM1181), (Triborough New York Bridge & Tunnel Authority, Revenue Bonds, Ser. A1) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	3.63	5/15/2064	3,000,000	2,922,233

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
New York — 7.9% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.20%(b),(d),(e)	8.50	12/31/2054	3,800,000	4,031,487
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	2,150,000	2,151,177
				40,984,453
North Carolina — 3.2%
North Carolina Medical Care Commission, Revenue Bonds	5.25	12/1/2049	2,750,000	2,926,968
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes) Ser. A	5.13	10/1/2054	1,250,000	1,278,145
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	2,300,000	1,939,561

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
North Carolina — 3.2% (continued)
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Pennybyrn at Maryfield)	5.00	10/1/2035	1,005,000	1,005,344
Tender Option Bond Trust Receipts (Series 2022- XF1352), (North Carolina State Medical Care Commission Health Care Facilities, Revenue Bonds (Novant Health Obligated Group) Ser. A)) Non- Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.75	11/1/2052	10,000,000	9,424,142
				16,574,160
Ohio — 5.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	11,055,000	9,811,894
Canal Winchester Local School District, GO (Insured; National Public Finance Guarantee Corp.)(f)	0.00	12/1/2029	3,955,000	3,337,853
Canal Winchester Local School District, GO (Insured; National Public Finance Guarantee Corp.)(f)	0.00	12/1/2031	3,955,000	3,084,981
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	2,000,000	2,004,432
Franklin County Convention Facilities Authority, Revenue Bonds (GRTR Columbus Convention Center)	5.00	12/1/2044	1,250,000	1,222,823
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper OH Project)(b)	4.50	1/15/2048	2,250,000	2,147,433

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Ohio — 5.3% (continued)
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	1,000,000	1,005,633
Tender Option Bond Trust Receipts (Series 2024- XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.55	6/1/2049	4,525,000	4,809,700
				27,424,749
Oklahoma — 1.1%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000	1,524,401
Tender Option Bond Trust Receipts (Series 2024- XM1163), (Oklahoma City Water Utilities Trust, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.42	7/1/2064	3,600,000	3,922,623
				5,447,024
Oregon — .3%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Willamette View Obligated Group) Ser. A	5.00	11/15/2047	1,500,000	1,471,852
Pennsylvania — 5.6%
Clairton Municipal Authority, Revenue Bonds, Refunding Ser. B	5.00	12/1/2034	1,000,000	1,062,650
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,175,000	1,184,429

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Pennsylvania — 5.6% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	3,000,000	3,269,840
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2036	3,675,000	3,676,548
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000	1,423,262
Philadelphia, Revenue Bonds, Refunding (Private Activity)	5.00	7/1/2027	4,300,000	4,445,750
Tender Option Bond Trust Receipts (Series 2022- XF1525), (Pennsylvania Economic Development Financing Authority UPMC, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.64	5/15/2053	4,000,000	3,724,932
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	12.16	9/1/2053	5,820,000	6,410,307
Tender Option Bond Trust Receipts (Series 2024- XF1750), (Philadelphia Gas Works, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.21	8/1/2054	3,600,000	3,931,620
				29,129,338

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Rhode Island — 1.2%
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	5.86	10/1/2048	6,000,000	6,002,163
South Carolina — 4.1%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	2,810,000	2,685,549
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	3,000,000	2,710,922
Tender Option Bond Trust Receipts (Series 2024- XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.39	12/1/2054	15,000,000	15,801,113
				21,197,584
South Dakota — .9%
Tender Option Bond Trust Receipts (Series 2022- XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.55	7/1/2046	4,720,000	4,766,727
Texas — 12.9%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	5.00	6/15/2064	1,400,000	1,364,670

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Texas — 12.9% (continued)
Arlington Higher Education Finance Corp., Revenue Bonds (Uplift Education) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2053	1,500,000	1,481,809
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000	2,550,427
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2047	3,100,000	2,904,815
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	4,500,000	4,538,118
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	5.75	8/15/2033	1,000,000	1,009,553
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	6,000,000	6,046,984
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000	2,381,026
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000	939,040
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured: Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,000,000	996,476

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Texas — 12.9% (continued)
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	2,250,000	2,147,315
Fort Bend County Toll Road, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	3/1/2054	2,500,000	2,390,630
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	1,000,000	936,435
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A(f)	0.00	11/15/2050	6,500,000	1,793,089
Houston Airport System, Revenue Bonds, (United Airlines) Ser. B	5.50	7/15/2039	3,000,000	3,168,524
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.50	7/1/2053	2,400,000	2,367,967
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,610,000	1,512,811
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,235,000	1,181,504
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	2,000,000	1,993,564
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	2,000,000	2,037,065
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy Project) Ser. A(b)	5.25	1/1/2054	1,500,000	1,530,171

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Texas — 12.9% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health)	5.00	11/15/2051	2,000,000	2,103,899
Tender Option Bond Trust Receipts (Series 2023- XM1125), (Medina Valley Independent School District, GO (Insured: Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	3.63	2/15/2053	7,500,000	7,149,942
Tender Option Bond Trust Receipts (Series 2024- XM1164), (Texas University System, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	2.71	3/15/2054	4,000,000	4,320,391
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	4,000,000	4,407,082
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	1,500,000	1,521,786
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,500,000	1,500,261
				66,275,354
U.S. Related — 1.0%
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	381,733	258,726
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	296,629	292,396
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	266,630	260,200
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	228,839	220,936
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	311,133	294,564
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	323,574	300,947
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	164,953	165,931
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	327,370	339,386

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
U.S. Related — 1.0% (continued)
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,356,059	2,511,126
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	312,813	342,337
				4,986,549
Utah — .6%
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	690,000	699,414
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,345,000	2,387,306
				3,086,720
Virginia — 3.7%
Tender Option Bond Trust Receipts (Series 2018- XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non- Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	6.48	7/1/2057	7,500,000	8,078,658
Tender Option Bond Trust Receipts (Series 2024- XM1176), (Virginia State Housing Development Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.80%(b),(d),(e)	9.74	9/1/2059	4,900,000	4,958,259
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,620,000	4,637,160
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,250,000	1,200,389
				18,874,466

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Washington — 1.3%
Tender Option Bond Trust Receipts (Series 2024- XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding, Ser.B) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.21	7/1/2049	3,500,000	3,689,186
Washington State Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	3,200,000	2,874,243
				6,563,429
Wisconsin — 3.5%
Public Finance Authority, Revenue Bonds(b)	5.00	7/1/2055	1,000,000	966,607
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000	1,570,344
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	2,500,000	2,668,102
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	2,035,000	2,172,495
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)(b)	5.00	10/1/2053	2,015,000	1,897,836
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	4,651,694	4,857,059
Public Finance Authority, Revenue Bonds, (Roseman University of Health Sciences)(b),(g)	5.00	4/1/2030	45,000	48,890

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 128.1% (continued)
Wisconsin — 3.5% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods at Marylhurst Project)(b)	5.25	5/15/2047	750,000	738,312
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,250,000	1,350,087
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	2,000,000	1,845,002
				18,114,734
Total Investments (cost $663,063,212)			128.1%	660,331,844
Liabilities, Less Cash and Receivables			(28.1)%	(144,675,777)
Net Assets			100.0%	515,656,067

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
December 31, 2024, these securities amounted to $273,619,561 or 53.1% of net assets applicable to
Common Stockholders.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at December 31, 2024 was $203,100, which represented .00% of net assets.

(d)
 The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to statement of investments.

Statement of Investments
BNY Mellon Strategic Municipals, Inc.
December 31, 2024 (Unaudited)
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	660,331,844	—	660,331,844
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(151,230,000)	—	(151,230,000)
VMTP Shares††	—	(78,900,000)	—	(78,900,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Inverse Floater Securities:The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At December 31, 2024, accumulated net unrealized depreciation on investments was $2,731,368, consisting of $16,466,784 gross unrealized appreciation and $19,198,152 gross unrealized depreciation.
At December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.